Stock-Based Compensation (Transactions During Fiscal 2016-Stock Options) (Detail) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 29, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 24, 2015, Number of Options | shares	1,173,000
Granted, Number of Options | shares	347,000
Exercised, Number of Options | shares	(234,000)
Forfeited or canceled, Number of Options | shares	(69,000)
Options outstanding at June 29, 2016, Number of Options | shares	1,217,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 24, 2015, Weighted Average Exercise Price | $ / shares	$ 33.08
Granted, Weighted Average Exercise Price | $ / shares	52.71
Exercised, Weighted Average Exercise Price | $ / shares	26.23
Forfeited or canceled, Weighted Average Exercise Price | $ / shares	48.58
Options outstanding at June 29, 2016, Weighted Average Exercise Price | $ / shares	$ 39.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	608,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 28.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 8 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 12,074
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 11,285